Corporate Income Tax Expenses (Benefit) - Summary of Increase or Decrease in Temporary Differences Deducted or Added from Future Corporate Income Tax (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	$ 14,824,458	$ 16,860,092
Deferred tax assets (liabilities) at end of period	14,157,430	14,824,458	$ 16,860,092
Deferred tax assets (liabilities)	14,157,430	14,824,458	16,860,092
Valuation allowance	(14,157,430)	(14,824,458)	(13,898,245)
Deferred tax asset, net	0	0	2,961,847
Loss on foreign currency translation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	28,498
Deferred tax assets (liabilities) at end of period		0	28,498
Deferred tax assets (liabilities)		0	28,498
Gain from foreign currency translation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	(13,659)
Deferred tax assets (liabilities) at end of period		0	(13,659)
Deferred tax assets (liabilities)		0	(13,659)
Provision for retirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	353,205	275,031
Deferred tax assets (liabilities) at end of period	330,996	353,205	275,031
Deferred tax assets (liabilities)	330,996	353,205	275,031
Retirement pension assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(24,405)	(24,687)
Deferred tax assets (liabilities) at end of period	(22,870)	(24,405)	(24,687)
Deferred tax assets (liabilities)	(22,870)	(24,405)	(24,687)
Accumulated depreciation_1 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	243,636	249,928
Deferred tax assets (liabilities) at end of period	228,317	243,636	249,928
Deferred tax assets (liabilities)	228,317	243,636	249,928
Accumulated depreciation (revaluation) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	0
Deferred tax assets (liabilities) at end of period		0	0
Deferred tax assets (liabilities)		0	0
Machineries (revaluation) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	0
Deferred tax assets (liabilities) at end of period		0	0
Deferred tax assets (liabilities)		0	0
Land (revaluation) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	0
Deferred tax assets (liabilities) at end of period		0	0
Deferred tax assets (liabilities)		0	0
Accumulated depreciation_2 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	102,517	105,164
Deferred tax assets (liabilities) at end of period	96,070	102,517	105,164
Deferred tax assets (liabilities)	96,070	102,517	105,164
Investment in subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	9,685,352	9,191,805
Deferred tax assets (liabilities) at end of period	9,076,350	9,685,352	9,191,805
Deferred tax assets (liabilities)	9,076,350	9,685,352	9,191,805
Available-for-sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(39,189)	(40,201)
Deferred tax assets (liabilities) at end of period	(36,725)	(39,189)	(40,201)
Deferred tax assets (liabilities)	(36,725)	(39,189)	(40,201)
Revaluation of non-current financial asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	6,140	6,299
Deferred tax assets (liabilities) at end of period	5,754	6,140	6,299
Deferred tax assets (liabilities)	5,754	6,140	6,299
Capital change from equity method [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	117,221	120,249
Deferred tax assets (liabilities) at end of period	109,851	117,221	120,249
Deferred tax assets (liabilities)	109,851	117,221	120,249
Raw material allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	43,646	41,044
Deferred tax assets (liabilities) at end of period	40,902	43,646	41,044
Deferred tax assets (liabilities)	40,902	43,646	41,044
Provision for warranties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	6,470	7,545
Deferred tax assets (liabilities) at end of period	6,063	6,470	7,545
Deferred tax assets (liabilities)	6,063	6,470	7,545
Trade receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	710,113
Deferred tax assets (liabilities) at end of period		0	710,113
Deferred tax assets (liabilities)		0	710,113
Short-term borrowings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	1,339,140
Deferred tax assets (liabilities) at end of period		0	1,339,140
Deferred tax assets (liabilities)		0	1,339,140
Other receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	87,805
Deferred tax assets (liabilities) at end of period		0	87,805
Deferred tax assets (liabilities)		0	87,805
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(50,942)	70,048
Deferred tax assets (liabilities) at end of period	(47,739)	(50,942)	70,048
Deferred tax assets (liabilities)	(47,739)	(50,942)	70,048
Advanced payment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	31,229
Deferred tax assets (liabilities) at end of period		0	31,229
Deferred tax assets (liabilities)		0	31,229
Loss on equity method investment impairment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	849,942	457,155
Deferred tax assets (liabilities) at end of period	796,499	849,942	457,155
Deferred tax assets (liabilities)	796,499	849,942	457,155
Lease Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	33,771	25,699
Deferred tax assets (liabilities) at end of period	31,648	33,771	25,699
Deferred tax assets (liabilities)	31,648	33,771	25,699
Rent deposits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	1,931	1,564
Deferred tax assets (liabilities) at end of period	1,809	1,931	1,564
Deferred tax assets (liabilities)	1,809	1,931	1,564
Right of use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(34,521)	(25,927)
Deferred tax assets (liabilities) at end of period	(32,350)	(34,521)	(25,927)
Deferred tax assets (liabilities)	(32,350)	(34,521)	(25,927)
Bad debt [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	1,505,817	0
Deferred tax assets (liabilities) at end of period	1,411,133	1,505,817	0
Deferred tax assets (liabilities)	1,411,133	1,505,817	0
Net operating loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	2,710,433	4,216,250
Deferred tax assets (liabilities) at end of period	2,805,117	2,710,433	4,216,250
Deferred tax assets (liabilities)	2,805,117	2,710,433	4,216,250
Gain from equity method [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(692,959)
Deferred tax assets (liabilities) at end of period	(649,386)	(692,959)
Deferred tax assets (liabilities)	(649,386)	(692,959)
Convertible Bonds [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	6,393
Deferred tax assets (liabilities) at end of period	5,991	6,393
Deferred tax assets (liabilities)	5,991	6,393
Temporary difference [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	70,930,427	80,670,297	51,341,145
Increase (decrease) in deferred tax (assets) liabilities	(3,191,531)	(9,739,870)	29,329,152
Deferred tax assets (liabilities) at end of period	67,738,896	70,930,427	80,670,297
Deferred tax assets (liabilities)	67,738,896	70,930,427	80,670,297
Valuation allowance			0
Deferred tax asset, net			0
Temporary difference [member] | Loss on foreign currency translation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	136,353	75,676
Increase (decrease) in deferred tax (assets) liabilities		(136,353)	60,677
Deferred tax assets (liabilities) at end of period		0	136,353
Deferred tax assets (liabilities)		0	136,353
Temporary difference [member] | Gain from foreign currency translation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	(65,353)	(423,358)
Increase (decrease) in deferred tax (assets) liabilities		65,353	358,005
Deferred tax assets (liabilities) at end of period		0	(65,353)
Deferred tax assets (liabilities)		0	(65,353)
Temporary difference [member] | Provision for retirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	1,689,974	1,315,937	950,940
Increase (decrease) in deferred tax (assets) liabilities	(106,263)	374,037	364,997
Deferred tax assets (liabilities) at end of period	1,583,711	1,689,974	1,315,937
Deferred tax assets (liabilities)	1,583,711	1,689,974	1,315,937
Temporary difference [member] | Retirement pension assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(116,768)	(118,121)	(123,845)
Increase (decrease) in deferred tax (assets) liabilities	7,342	1,353	5,724
Deferred tax assets (liabilities) at end of period	(109,426)	(116,768)	(118,121)
Deferred tax assets (liabilities)	(109,426)	(116,768)	(118,121)
Temporary difference [member] | Accumulated depreciation_1 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	1,165,723	1,195,828	1,269,315
Increase (decrease) in deferred tax (assets) liabilities	(73,299)	(30,105)	(73,487)
Deferred tax assets (liabilities) at end of period	1,092,424	1,165,723	1,195,828
Deferred tax assets (liabilities)	1,092,424	1,165,723	1,195,828
Temporary difference [member] | Accumulated depreciation (revaluation) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	0	(734,647)
Increase (decrease) in deferred tax (assets) liabilities		0	734,647
Deferred tax assets (liabilities) at end of period		0	0
Deferred tax assets (liabilities)		0	0
Temporary difference [member] | Machineries (revaluation) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	0	255,884
Increase (decrease) in deferred tax (assets) liabilities		0	(255,884)
Deferred tax assets (liabilities) at end of period		0	0
Deferred tax assets (liabilities)		0	0
Temporary difference [member] | Land (revaluation) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	0	(1,495,641)
Increase (decrease) in deferred tax (assets) liabilities		0	1,495,641
Deferred tax assets (liabilities) at end of period		0	0
Deferred tax assets (liabilities)		0	0
Temporary difference [member] | Accumulated depreciation_2 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	490,510	503,178	534,099
Increase (decrease) in deferred tax (assets) liabilities	(30,843)	(12,668)	(30,921)
Deferred tax assets (liabilities) at end of period	459,667	490,510	503,178
Deferred tax assets (liabilities)	459,667	490,510	503,178
Temporary difference [member] | Investment in subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	46,341,396	43,979,927	32,840,759
Increase (decrease) in deferred tax (assets) liabilities	(2,913,886)	2,361,469	11,139,168
Deferred tax assets (liabilities) at end of period	43,427,510	46,341,396	43,979,927
Deferred tax assets (liabilities)	43,427,510	46,341,396	43,979,927
Temporary difference [member] | Available-for-sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(187,507)	(192,349)	(204,170)
Increase (decrease) in deferred tax (assets) liabilities	11,790	4,842	11,821
Deferred tax assets (liabilities) at end of period	(175,717)	(187,507)	(192,349)
Deferred tax assets (liabilities)	(175,717)	(187,507)	(192,349)
Temporary difference [member] | Revaluation of non-current financial asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	29,380	30,139	31,991
Increase (decrease) in deferred tax (assets) liabilities	(1,848)	(759)	(1,852)
Deferred tax assets (liabilities) at end of period	27,532	29,380	30,139
Deferred tax assets (liabilities)	27,532	29,380	30,139
Temporary difference [member] | Capital change from equity method [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	560,867	575,352	(358,416)
Increase (decrease) in deferred tax (assets) liabilities	(35,266)	(14,485)	933,768
Deferred tax assets (liabilities) at end of period	525,601	560,867	575,352
Deferred tax assets (liabilities)	525,601	560,867	575,352
Temporary difference [member] | Raw material allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	208,834	196,385	0
Increase (decrease) in deferred tax (assets) liabilities	(13,131)	12,449	196,385
Deferred tax assets (liabilities) at end of period	195,703	208,834	196,385
Deferred tax assets (liabilities)	195,703	208,834	196,385
Temporary difference [member] | Provision for warranties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	30,957	36,099	0
Increase (decrease) in deferred tax (assets) liabilities	(1,946)	(5,142)	36,099
Deferred tax assets (liabilities) at end of period	29,011	30,957	36,099
Deferred tax assets (liabilities)	29,011	30,957	36,099
Temporary difference [member] | Trade receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	3,397,671	0
Increase (decrease) in deferred tax (assets) liabilities		(3,397,671)	3,397,671
Deferred tax assets (liabilities) at end of period		0	3,397,671
Deferred tax assets (liabilities)		0	3,397,671
Temporary difference [member] | Short-term borrowings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	6,407,370	0
Increase (decrease) in deferred tax (assets) liabilities		(6,407,370)	6,407,370
Deferred tax assets (liabilities) at end of period		0	6,407,370
Deferred tax assets (liabilities)		0	6,407,370
Temporary difference [member] | Other receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	420,117	0
Increase (decrease) in deferred tax (assets) liabilities		(420,117)	420,117
Deferred tax assets (liabilities) at end of period		0	420,117
Deferred tax assets (liabilities)		0	420,117
Temporary difference [member] | Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(243,741)	335,158	(1,622,198)
Increase (decrease) in deferred tax (assets) liabilities	15,326	(578,899)	1,957,356
Deferred tax assets (liabilities) at end of period	(228,415)	(243,741)	335,158
Deferred tax assets (liabilities)	(228,415)	(243,741)	335,158
Temporary difference [member] | Advanced payment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	0	149,420	171,310
Increase (decrease) in deferred tax (assets) liabilities		(149,420)	(21,890)
Deferred tax assets (liabilities) at end of period		0	149,420
Deferred tax assets (liabilities)		0	149,420
Temporary difference [member] | Loss on equity method investment impairment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	4,066,707	2,187,346	0
Increase (decrease) in deferred tax (assets) liabilities	(255,709)	1,879,361	2,187,346
Deferred tax assets (liabilities) at end of period	3,810,998	4,066,707	2,187,346
Deferred tax assets (liabilities)	3,810,998	4,066,707	2,187,346
Temporary difference [member] | Lease Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	161,586	122,962	0
Increase (decrease) in deferred tax (assets) liabilities	(10,160)	38,624	122,962
Deferred tax assets (liabilities) at end of period	151,426	161,586	122,962
Deferred tax assets (liabilities)	151,426	161,586	122,962
Temporary difference [member] | Rent deposits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	9,237	7,483	0
Increase (decrease) in deferred tax (assets) liabilities	(580)	1,754	7,483
Deferred tax assets (liabilities) at end of period	8,657	9,237	7,483
Deferred tax assets (liabilities)	8,657	9,237	7,483
Temporary difference [member] | Right of use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(165,171)	(124,051)	0
Increase (decrease) in deferred tax (assets) liabilities	10,385	(41,120)	(124,051)
Deferred tax assets (liabilities) at end of period	(154,786)	(165,171)	(124,051)
Deferred tax assets (liabilities)	(154,786)	(165,171)	(124,051)
Temporary difference [member] | Bad debt [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	7,204,865	0	20,173,446
Increase (decrease) in deferred tax (assets) liabilities	(453,033)	7,204,865	(20,173,446)
Deferred tax assets (liabilities) at end of period	6,751,832	7,204,865	0
Deferred tax assets (liabilities)	6,751,832	7,204,865	0
Temporary difference [member] | Net operating loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	12,968,581	20,173,446	0
Increase (decrease) in deferred tax (assets) liabilities	453,033	(7,204,865)	20,173,446
Deferred tax assets (liabilities) at end of period	13,421,614	12,968,581	20,173,446
Deferred tax assets (liabilities)	13,421,614	12,968,581	20,173,446
Temporary difference [member] | Gain from equity method [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	(3,315,592)	0
Increase (decrease) in deferred tax (assets) liabilities	208,480	(3,315,592)
Deferred tax assets (liabilities) at end of period	(3,107,112)	(3,315,592)	0
Deferred tax assets (liabilities)	(3,107,112)	(3,315,592)	0
Temporary difference [member] | Convertible Bonds [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities) at beginning of period	30,589	0
Increase (decrease) in deferred tax (assets) liabilities	(1,923)	30,589
Deferred tax assets (liabilities) at end of period	28,666	30,589	0
Deferred tax assets (liabilities)	$ 28,666	$ 30,589	$ 0